Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
10.	RELATED PARTY TRANSACTIONS

See Note 4 regarding investments in our advised funds and Note 2 regarding notes receivable from affiliates.

The table below details our income and administrative cost reimbursements from the advised funds for the three months ended March 31, 2012 and 2011 (in thousands):

	2012	2011
Real estate fee income(1)	$918	$559
Asset management fee income (2)	155	370
Construction management fee income (3)	58	72

Advisory services income – related party	$1,131	$1,001
Reimbursements of administrative costs	$211	$196

(1)

We earn real estate fee income by providing property acquisition, leasing and property management services to our advised funds. We own 100% of the stock of the companies that serve as the general partner for the funds.

(2)

We earn asset management fees from our advised funds for providing accounting related and investor relation services, facilitating the deployment of capital and other services provided in conjunction with operating the funds.

(3)	We earn construction management fees by managing construction and tenant build-out projects on behalf of our advised funds.

See Note 3 for a discussion of our acquisition of The Market at Lake Houston.

13.    Related Party Transactions

See Note 5 regarding investments in our advised funds and Note 2 regarding notes receivable from affiliates.

The table below details our income and administrative reimbursements from the advised funds for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	2011	2010	2009
Real estate fee income (1)	$2,491	$2,375	$2,604
Construction management fee income (2)	234	349	450
Asset management fee income (3)	1,064	1,480	1,530

Advisory services income – related party	$3,789	$4,204	$4,584
Construction revenues (4)	$—	$—	$1,002
Reimbursements of administrative costs	$885	$1,009	$1,227

(1)

We earn real estate fee income by providing property acquisition, leasing and property management services to our advised funds. We own 100% of the stock of the companies that serve as the general partner for the funds.

(2)	We earn construction management fees by managing construction and tenant build-out projects on behalf of our advised funds.
(3)

We earn asset management fees from our advised funds for providing accounting related and investor relation services, facilitating the deployment of capital and other services provided in conjunction with operating the funds.

(4)	Included in discontinued operations on our consolidated statements of operations.

As a sponsor of our advised funds, we maintain a 1% general partner interest in each of the advised funds. The funds are typically structured such that the limited partners receive 99% of the available cash flow until 100% of their original invested capital has been returned and a preferred return has been met. Once the preferred return has been met, the general partner begins sharing in the available cash flow at various promoted levels.

See also Note 4 for a discussion of our acquisition of The Market at Lake Houston property.